Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			3 Months Ended			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013 Fair Value, Inputs, Level 1	Sep. 07, 2012 Single Investment Other Than Temporarily Impaired [Member] Fair Value, Inputs, Level 3	Jun. 30, 2013 Mandatorily Redeemable Preferred Equity Ownership Interest Debt Securities hotel	Dec. 31, 2013 Mandatorily Redeemable Preferred Equity Ownership Interest Debt Securities	Dec. 31, 2013 Commercial Paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of one of our cost method investments				$ 12
Other than temporary impairment of one of our cost method investments				7
Carrying value of our marketable securities			41
Held-to-maturity securities					65
Number of hotels					3
Held-to-maturity securities, amortized cost		70
Amortized cost basis	14
Held-to-maturity securities, fair value						70
Proceeds from sale of investment	22
Realized gain from sale of investment	$ 8
Commercial paper, maturity term (generally 30 days or less)							30 days